Credit Risk and Impairment Assessment (Details) - Customer Concentration Risk [Member]	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Customer One [Member] | Commission Receivable [Member]
Credit Risk and Impairment Assessment [Line Items]
Concentration of credit risk percentage		26.00%
Customer One [Member] | Accounts Receivable [Member]
Credit Risk and Impairment Assessment [Line Items]
Concentration of credit risk percentage		66.00%
Customer Two [Member] | Commission Receivable [Member]
Credit Risk and Impairment Assessment [Line Items]
Concentration of credit risk percentage	46.00%
Customer Two [Member] | Accounts Receivable [Member]
Credit Risk and Impairment Assessment [Line Items]
Concentration of credit risk percentage	16.00%